Stock-based Compensation Plans - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted- average Grant Date Fair Value
Cash used to settle awards	$ 3,000	$ 2,700	$ 1,700
Stock-settled Restricted Stock and Restricted Stock Units
Shares/Units
Outstanding at beginning of period (in shares)	29,882,769
Granted (in shares)	2,079,667
Vested (in shares)	(8,750,921)
Canceled (in shares)	(655,497)
Outstanding at end of period (in shares)	22,556,018	29,882,769
Weighted- average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 9.30
Granted (in dollars per share)	16.60
Vested (in dollars per share)	11.43
Canceled (in dollars per share)	9.52
Outstanding at end of period (in dollars per share)	$ 9.14	$ 9.30
Restricted Stock and Restricted Stock Units
Weighted- average Grant Date Fair Value
Total unrecognized compensation cost	$ 1,200
Expected period of total unrecognized compensation cost	4 years
Total unrecognized compensation cost, period for recognition	1 year 8 months
Fair value of vested in period	$ 145	$ 704	$ 906
Key Associate Stock Plan | Stock-settled Restricted Stock and Restricted Stock Units
Shares/Units
Granted (in shares)	2,000,000
Key Associate Stock Plan | Cash-settled Restricted Stock Units
Shares/Units
Outstanding at beginning of period (in shares)	316,956,435
Granted (in shares)	128,748,571
Vested (in shares)	(176,407,854)
Canceled (in shares)	(13,942,138)
Outstanding at end of period (in shares)	255,355,014	316,956,435